Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Cash and cash equivalents	$ 63,550	$ 683,202	$ 439,077	$ 155,678
Restricted cash	9,343	10,099
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 72,893	$ 693,301	$ 439,077	$ 155,678

[1]	See Note 2D